Intangible Assets (Details Narrative) - USD ($)					1 Months Ended			3 Months Ended		9 Months Ended			12 Months Ended
	Nov. 01, 2023	Nov. 30, 2022	Nov. 01, 2022	Oct. 25, 2022	Aug. 31, 2025	Nov. 30, 2024	Nov. 30, 2022	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2024	Dec. 18, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment charges								$ 5,180,000		$ 5,180,000
Change in carrying amount of goodwill								0		$ 0
Expected volatility										94.10%	83.00%		83.00%	99.20%
Risk free rate										4.00%	3.90%		3.90%	3.80%
Change in fair value of derivative liability								(100,000)		$ (100,000)
Change in fair value of warrant liability					$ 1,900,000	$ 82,100
Peak Bio, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deriavative liability				$ 68,110
Stock price									$ 0.08		$ 0.08			$ 0.08
Expected volatility				28.10%							95.00%	79.30%		79.30%	75.10%
Risk free rate				4.00%							3.47%	4.66%		4.66%	1.81%
Derivative asset															$ 13,000
Derivative liability									$ 3,020,610		$ 3,020,610			361,704	166,000
Change in fair value of warrant liability												$ (2,030,182)		$ (2,100,123)	$ 75,000
Peak Bio, Inc. [Member] | Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Expected volatility			6.85%								96.00%			84.00%	30.00%
Risk free rate			4.27%								3.58%			4.01%	3.99%
Change in fair value of warrant liability											$ 0	$ 0		$ 0	$ 525,000
Peak Bio, Inc. [Member] | April 2023 Convertible Note Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Expected volatility											74.90%			74.90%
Risk free rate											4.65%			4.65%
Derivative, fair value, net														$ 0
Fair value of derivative excluding warrants														0
Fair value of derivative excluding warrants	$ 1,552,578													$ 22,545
Number of derivatives remains														176,292
Peak Bio, Inc. [Member] | April 2023 Conversion Feature Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Expected volatility											66.50%			66.50%
Risk free rate											4.94%			4.94%
Derivative, fair value, net														$ 0		$ 0
Change in fair value of derivative liability														$ 560,436
Derivative liability									560,436		$ 560,436
Peak Bio, Inc. [Member] | April 2023 Convertible Notes Under Related Party [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock price														$ 0.18
Expected volatility														73.70%
Risk free rate														4.68%
Derivative, fair value, net														$ 0
Change in fair value of derivative liability														288,710
Peak Bio, Inc. [Member] | December 2023 Conversion Feature Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, fair value, net																	$ 107,143
Derivative liability									745,610		$ 745,610			$ 400,000
Fair value of derivative liability											At September 30, 2024, the fair value of the derivative liability related to the Automatic Conversion Feature was estimated at $745,610 by applying the probability of a business combination of 65% to the Automatic Discount of 43%. The probability of a business combination was reduced from 75% at June 30, 2024 to 65% at September 30, 2024 due to the Company’s estimates on the closing of a business combination and its impact on cash resources to complete a business combination and continue operations.			The fair value of the derivative liability related to the Automatic Conversion Feature was estimated at $0.4 million by applying the probability of a business combination of 50% to the Automatic Discount of 43%
Peak Bio, Inc. [Member] | May 2024 Conversion Feature Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability									$ 2,275,000		$ 2,275,000
Fair value of derivative liability											At September 30, 2024, the fair value of the derivative liability related to the Automatic Conversion Feature was estimated at $2,275,000 by applying the probability of a business combination of 65% to the Automatic Discount of 100%. The probability of a business combination was reduced from 75% at June 30, 2024 to 65% at September 30, 2024 due to the Company’s estimates on the closing of a business combination and its impact on cash resources to complete a business combination and continue operations.
Key Company Stockholder Forward Purchase Agreement [Member] | Peak Bio, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock price															$ 4.21
Expected volatility															82.20%
Risk free rate															4.50%
Percentage of Discount Rate															0.50%
Fair value of forward purchase agreement														$ 0
Derivative asset														$ 13,000
White Lion Purchase Agreement [Member] | Peak Bio, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock price									$ 0.18		$ 0.18	$ 0.12		$ 0.18	$ 4.19
Expected volatility		86.50%					86.50%				85.20%	90.30%		95.30%	81.00%
Risk free rate		4.53%					4.53%				3.88%	4.89%		4.23%	4.16%
Percentage of Discount Rate											81.00%	2.50%		2.50%	0.30%
Derivative, fair value, net									$ 0		$ 0	$ 0		$ 0	$ 1,000
Change in fair value of derivative liability															$ 1,899,000
Derivative liability														$ 1,000
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deriavative liability								$ 100,000		$ 100,000